Note 19 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total borrowings		$ 965,859	$ 840,236
Interest to be accrued (*)	[1]	18,290	11,289
Total		984,149	851,525
Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings		931,214	808,694
Interest to be accrued (*)	[1]	14,512	6,461
Total		945,726	815,155
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings		4,935	1,233
Interest to be accrued (*)	[1]	1,212	1,172
Total		6,147	2,405
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings		4,484	3,739
Interest to be accrued (*)	[1]	1,203	1,161
Total		5,687	4,900
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings		4,978	3,360
Interest to be accrued (*)	[1]	1,190	1,142
Total		6,168	4,502
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings		20,248	3,632
Interest to be accrued (*)	[1]	174	1,116
Total		20,422	4,748
Later than five years [member]
Statement Line Items [Line Items]
Total borrowings			19,578
Interest to be accrued (*)	[1]		237
Total			19,815
Finance lease liabilities [member]
Statement Line Items [Line Items]
Total borrowings		197	165
Finance lease liabilities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings		138	130
Finance lease liabilities [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings		59	35
Finance lease liabilities [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Finance lease liabilities [member] | Later than five years [member]
Statement Line Items [Line Items]
Total borrowings
Other borrowings [member]
Statement Line Items [Line Items]
Total borrowings		965,662	840,071
Other borrowings [member] | Not later than one year [member]
Statement Line Items [Line Items]
Total borrowings		931,076	808,564
Other borrowings [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Total borrowings		4,876	1,198
Other borrowings [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Total borrowings		4,484	3,739
Other borrowings [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Total borrowings		4,978	3,360
Other borrowings [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Total borrowings		20,248	3,632
Other borrowings [member] | Later than five years [member]
Statement Line Items [Line Items]
Total borrowings			$ 19,578

[1]	Includes the effect of hedge accounting.